Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000097532
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class A
Trading Symbol	IEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$125	1.12%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Value Fund Class A (including sales charges) ($27,601)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$9,424	$10,000	$10,000
03/16	$10,054	$10,679	$10,685
04/16	$10,261	$10,848	$10,950
05/16	$10,297	$10,908	$10,969
06/16	$10,075	$10,786	$10,836
07/16	$10,357	$11,242	$11,241
08/16	$10,393	$11,251	$11,346
09/16	$10,498	$11,311	$11,376
10/16	$10,379	$11,092	$11,288
11/16	$10,653	$11,252	$11,601
12/16	$10,930	$11,521	$11,999
01/17	$11,004	$11,799	$12,159
02/17	$11,317	$12,126	$12,442
03/17	$11,452	$12,255	$12,508
04/17	$11,665	$12,437	$12,577
05/17	$11,914	$12,700	$12,687
06/17	$12,001	$12,749	$12,860
07/17	$12,353	$13,054	$13,150
08/17	$12,307	$13,072	$13,042
09/17	$12,666	$13,366	$13,436
10/17	$12,880	$13,618	$13,572
11/17	$13,188	$13,913	$13,855
12/17	$13,326	$14,102	$14,051
01/18	$13,991	$14,846	$14,650
02/18	$13,307	$14,231	$13,906
03/18	$13,103	$13,921	$13,602
04/18	$13,179	$14,081	$13,784
05/18	$13,141	$14,169	$13,595
06/18	$13,035	$14,162	$13,575
07/18	$13,521	$14,605	$14,072
08/18	$13,570	$14,785	$13,993
09/18	$13,713	$14,868	$14,125
10/18	$12,873	$13,776	$13,377
11/18	$13,127	$13,933	$13,594
12/18	$12,055	$12,873	$12,536
01/19	$12,980	$13,875	$13,437
02/19	$13,360	$14,292	$13,782
03/19	$13,422	$14,480	$13,811
04/19	$13,907	$14,993	$14,211
05/19	$13,072	$14,128	$13,317
06/19	$13,855	$15,059	$14,151
07/19	$13,758	$15,134	$14,127
08/19	$13,338	$14,824	$13,684
09/19	$13,786	$15,139	$14,222
10/19	$14,112	$15,525	$14,516
11/19	$14,557	$15,957	$14,811
12/19	$15,010	$16,435	$15,262
01/20	$14,694	$16,335	$14,815
02/20	$13,409	$14,954	$13,392
03/20	$11,126	$12,975	$11,147
04/20	$12,340	$14,393	$12,123
05/20	$12,908	$15,088	$12,462
06/20	$13,013	$15,487	$12,549
07/20	$13,274	$16,228	$12,868
08/20	$13,939	$17,312	$13,465
09/20	$13,366	$16,715	$13,034
10/20	$12,937	$16,202	$12,665
11/20	$14,950	$18,274	$14,566
12/20	$15,563	$19,049	$15,084
01/21	$15,340	$18,859	$14,932
02/21	$15,935	$19,343	$15,634
03/21	$17,022	$19,986	$16,527
04/21	$17,507	$20,916	$17,048
05/21	$18,091	$21,218	$17,549
06/21	$17,693	$21,534	$17,306
07/21	$17,772	$21,920	$17,411
08/21	$18,088	$22,465	$17,694
09/21	$17,423	$21,533	$17,160
10/21	$18,257	$22,752	$17,940
11/21	$17,529	$22,254	$17,260
12/21	$18,739	$23,205	$18,395
01/22	$18,462	$21,977	$18,163
02/22	$17,867	$21,421	$17,866
03/22	$18,156	$22,009	$18,275
04/22	$17,212	$20,181	$17,365
05/22	$17,476	$20,196	$17,725
06/22	$16,016	$18,446	$16,158
07/22	$16,769	$19,911	$16,896
08/22	$16,488	$19,079	$16,376
09/22	$15,190	$17,305	$14,987
10/22	$16,555	$18,548	$16,440
11/22	$17,741	$19,837	$17,629
12/22	$17,167	$18,995	$17,195
01/23	$18,020	$20,339	$17,998
02/23	$17,616	$19,850	$17,472
03/23	$17,592	$20,463	$17,353
04/23	$18,027	$20,822	$17,685
05/23	$17,231	$20,614	$16,873
06/23	$18,208	$21,861	$17,879
07/23	$18,656	$22,595	$18,566
08/23	$18,317	$22,056	$18,053
09/23	$17,574	$21,104	$17,543
10/23	$17,232	$20,492	$16,944
11/23	$18,334	$22,413	$18,195
12/23	$19,224	$23,513	$19,175
01/24	$19,432	$23,796	$19,224
02/24	$19,623	$24,804	$19,689
03/24	$20,545	$25,601	$20,611
04/24	$20,128	$24,651	$19,911
05/24	$20,897	$25,751	$20,543
06/24	$20,625	$26,275	$20,363
07/24	$21,062	$26,738	$21,335
08/24	$21,649	$27,445	$21,940
09/24	$21,817	$27,948	$22,312
10/24	$21,395	$27,393	$21,830
11/24	$22,425	$28,650	$22,670
12/24	$21,505	$27,903	$21,374
01/25	$22,316	$28,888	$22,337
02/25	$22,421	$28,680	$22,687
03/25	$21,921	$27,403	$22,403
04/25	$21,691	$27,647	$22,097
05/25	$22,645	$29,283	$22,773
06/25	$23,698	$30,547	$23,608
07/25	$24,291	$30,940	$23,708
08/25	$24,956	$31,747	$24,558
09/25	$25,166	$32,768	$24,984
10/25	$25,129	$33,424	$24,862
11/25	$25,888	$33,519	$25,387
12/25	$26,122	$33,789	$25,818
01/26	$27,134	$34,546	$27,030
02/26	$27,601	$34,799	$27,822

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	23.10	11.61	11.34
Class A (including sales charges)	15.99	10.29	10.69
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 885,794,888
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,788,406
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Material Fund Change [Text Block]
C000097534
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class C
Trading Symbol	REVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$208	1.87%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Value Fund Class C (including sales charges) ($27,191)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,666	$10,679	$10,685
04/16	$10,879	$10,848	$10,950
05/16	$10,908	$10,908	$10,969
06/16	$10,668	$10,786	$10,836
07/16	$10,960	$11,242	$11,241
08/16	$10,989	$11,251	$11,346
09/16	$11,090	$11,311	$11,376
10/16	$10,963	$11,092	$11,288
11/16	$11,246	$11,252	$11,601
12/16	$11,539	$11,521	$11,999
01/17	$11,598	$11,799	$12,159
02/17	$11,932	$12,126	$12,442
03/17	$12,064	$12,255	$12,508
04/17	$12,270	$12,437	$12,577
05/17	$12,526	$12,700	$12,687
06/17	$12,615	$12,749	$12,860
07/17	$12,979	$13,054	$13,150
08/17	$12,920	$13,072	$13,042
09/17	$13,287	$13,366	$13,436
10/17	$13,504	$13,618	$13,572
11/17	$13,810	$13,913	$13,855
12/17	$13,950	$14,102	$14,051
01/18	$14,634	$14,846	$14,650
02/18	$13,920	$14,231	$13,906
03/18	$13,699	$13,921	$13,602
04/18	$13,768	$14,081	$13,784
05/18	$13,718	$14,169	$13,595
06/18	$13,590	$14,162	$13,575
07/18	$14,092	$14,605	$14,072
08/18	$14,133	$14,785	$13,993
09/18	$14,279	$14,868	$14,125
10/18	$13,395	$13,776	$13,377
11/18	$13,652	$13,933	$13,594
12/18	$12,524	$12,873	$12,536
01/19	$13,476	$13,875	$13,437
02/19	$13,866	$14,292	$13,782
03/19	$13,918	$14,480	$13,811
04/19	$14,417	$14,993	$14,211
05/19	$13,538	$14,128	$13,317
06/19	$14,345	$15,059	$14,151
07/19	$14,243	$15,134	$14,127
08/19	$13,791	$14,824	$13,684
09/19	$14,246	$15,139	$14,222
10/19	$14,564	$15,525	$14,516
11/19	$15,019	$15,957	$14,811
12/19	$15,476	$16,435	$15,262
01/20	$15,146	$16,335	$14,815
02/20	$13,812	$14,954	$13,392
03/20	$11,451	$12,975	$11,147
04/20	$12,695	$14,393	$12,123
05/20	$13,264	$15,088	$12,462
06/20	$13,374	$15,487	$12,549
07/20	$13,634	$16,228	$12,868
08/20	$14,302	$17,312	$13,465
09/20	$13,703	$16,715	$13,034
10/20	$13,257	$16,202	$12,665
11/20	$15,315	$18,274	$14,566
12/20	$15,939	$19,049	$15,084
01/21	$15,694	$18,859	$14,932
02/21	$16,300	$19,343	$15,634
03/21	$17,387	$19,986	$16,527
04/21	$17,877	$20,916	$17,048
05/21	$18,457	$21,218	$17,549
06/21	$18,051	$21,534	$17,306
07/21	$18,119	$21,920	$17,411
08/21	$18,419	$22,465	$17,694
09/21	$17,736	$21,533	$17,160
10/21	$18,586	$22,752	$17,940
11/21	$17,819	$22,254	$17,260
12/21	$19,034	$23,205	$18,395
01/22	$18,747	$21,977	$18,163
02/22	$18,132	$21,421	$17,866
03/22	$18,410	$22,009	$18,275
04/22	$17,435	$20,181	$17,365
05/22	$17,708	$20,196	$17,725
06/22	$16,224	$18,446	$16,158
07/22	$16,955	$19,911	$16,896
08/22	$16,666	$19,079	$16,376
09/22	$15,343	$17,305	$14,987
10/22	$16,717	$18,548	$16,440
11/22	$17,908	$19,837	$17,629
12/22	$17,315	$18,995	$17,195
01/23	$18,161	$20,339	$17,998
02/23	$17,746	$19,850	$17,472
03/23	$17,702	$20,463	$17,353
04/23	$18,133	$20,822	$17,685
05/23	$17,332	$20,614	$16,873
06/23	$18,300	$21,861	$17,879
07/23	$18,727	$22,595	$18,566
08/23	$18,379	$22,056	$18,053
09/23	$17,631	$21,104	$17,543
10/23	$17,266	$20,492	$16,944
11/23	$18,377	$22,413	$18,195
12/23	$19,236	$23,513	$19,175
01/24	$19,432	$23,796	$19,224
02/24	$19,627	$24,804	$19,689
03/24	$20,530	$25,601	$20,611
04/24	$20,089	$24,651	$19,911
05/24	$20,857	$25,751	$20,543
06/24	$20,574	$26,275	$20,363
07/24	$20,984	$26,738	$21,335
08/24	$21,548	$27,445	$21,940
09/24	$21,712	$27,948	$22,312
10/24	$21,283	$27,393	$21,830
11/24	$22,295	$28,650	$22,670
12/24	$21,351	$27,903	$21,374
01/25	$22,156	$28,888	$22,337
02/25	$22,246	$28,680	$22,687
03/25	$21,732	$27,403	$22,403
04/25	$21,482	$27,647	$22,097
05/25	$22,413	$29,283	$22,773
06/25	$23,455	$30,547	$23,608
07/25	$24,019	$30,940	$23,708
08/25	$24,674	$31,747	$24,558
09/25	$24,876	$32,768	$24,984
10/25	$24,803	$33,424	$24,862
11/25	$25,551	$33,519	$25,387
12/25	$25,756	$33,789	$25,818
01/26	$26,739	$34,546	$27,030
02/26	$27,191	$34,799	$27,822

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	22.23	10.78	10.52
Class C (including sales charges)	21.23	10.78	10.52
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 885,794,888
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,788,406
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Material Fund Change [Text Block]
C000097536
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class R
Trading Symbol	REVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$153	1.37%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Value Fund Class R ($28,574)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,672	$10,679	$10,685
04/16	$10,883	$10,848	$10,950
05/16	$10,921	$10,908	$10,969
06/16	$10,678	$10,786	$10,836
07/16	$10,978	$11,242	$11,241
08/16	$11,016	$11,251	$11,346
09/16	$11,121	$11,311	$11,376
10/16	$10,995	$11,092	$11,288
11/16	$11,285	$11,252	$11,601
12/16	$11,582	$11,521	$11,999
01/17	$11,650	$11,799	$12,159
02/17	$11,982	$12,126	$12,442
03/17	$12,118	$12,255	$12,508
04/17	$12,334	$12,437	$12,577
05/17	$12,598	$12,700	$12,687
06/17	$12,693	$12,749	$12,860
07/17	$13,065	$13,054	$13,150
08/17	$13,007	$13,072	$13,042
09/17	$13,379	$13,366	$13,436
10/17	$13,606	$13,618	$13,572
11/17	$13,931	$13,913	$13,855
12/17	$14,079	$14,102	$14,051
01/18	$14,773	$14,846	$14,650
02/18	$14,049	$14,231	$13,906
03/18	$13,835	$13,921	$13,602
04/18	$13,914	$14,081	$13,784
05/18	$13,864	$14,169	$13,595
06/18	$13,744	$14,162	$13,575
07/18	$14,267	$14,605	$14,072
08/18	$14,309	$14,785	$13,993
09/18	$14,462	$14,868	$14,125
10/18	$13,575	$13,776	$13,377
11/18	$13,832	$13,933	$13,594
12/18	$12,700	$12,873	$12,536
01/19	$13,666	$13,875	$13,437
02/19	$14,068	$14,292	$13,782
03/19	$14,125	$14,480	$13,811
04/19	$14,637	$14,993	$14,211
05/19	$13,755	$14,128	$13,317
06/19	$14,573	$15,059	$14,151
07/19	$14,482	$15,134	$14,127
08/19	$14,027	$14,824	$13,684
09/19	$14,491	$15,139	$14,222
10/19	$14,834	$15,525	$14,516
11/19	$15,303	$15,957	$14,811
12/19	$15,771	$16,435	$15,262
01/20	$15,439	$16,335	$14,815
02/20	$14,084	$14,954	$13,392
03/20	$11,680	$12,975	$11,147
04/20	$12,959	$14,393	$12,123
05/20	$13,544	$15,088	$12,462
06/20	$13,659	$15,487	$12,549
07/20	$13,933	$16,228	$12,868
08/20	$14,633	$17,312	$13,465
09/20	$14,021	$16,715	$13,034
10/20	$13,570	$16,202	$12,665
11/20	$15,675	$18,274	$14,566
12/20	$16,324	$19,049	$15,084
01/21	$16,077	$18,859	$14,932
02/21	$16,702	$19,343	$15,634
03/21	$17,835	$19,986	$16,527
04/21	$18,344	$20,916	$17,048
05/21	$18,945	$21,218	$17,549
06/21	$18,531	$21,534	$17,306
07/21	$18,613	$21,920	$17,411
08/21	$18,945	$22,465	$17,694
09/21	$18,237	$21,533	$17,160
10/21	$19,113	$22,752	$17,940
11/21	$18,334	$22,254	$17,260
12/21	$19,607	$23,205	$18,395
01/22	$19,302	$21,977	$18,163
02/22	$18,692	$21,421	$17,866
03/22	$18,985	$22,009	$18,275
04/22	$17,981	$20,181	$17,365
05/22	$18,272	$20,196	$17,725
06/22	$16,744	$18,446	$16,158
07/22	$17,518	$19,911	$16,896
08/22	$17,224	$19,079	$16,376
09/22	$15,853	$17,305	$14,987
10/22	$17,283	$18,548	$16,440
11/22	$18,510	$19,837	$17,629
12/22	$17,929	$18,995	$17,195
01/23	$18,806	$20,339	$17,998
02/23	$18,368	$19,850	$17,472
03/23	$18,346	$20,463	$17,353
04/23	$18,802	$20,822	$17,685
05/23	$17,969	$20,614	$16,873
06/23	$18,980	$21,861	$17,879
07/23	$19,432	$22,595	$18,566
08/23	$19,077	$22,056	$18,053
09/23	$18,320	$21,104	$17,543
10/23	$17,947	$20,492	$16,944
11/23	$19,099	$22,413	$18,195
12/23	$20,001	$23,513	$19,175
01/24	$20,217	$23,796	$19,224
02/24	$20,417	$24,804	$19,689
03/24	$21,367	$25,601	$20,611
04/24	$20,932	$24,651	$19,911
05/24	$21,735	$25,751	$20,543
06/24	$21,455	$26,275	$20,363
07/24	$21,875	$26,738	$21,335
08/24	$22,488	$27,445	$21,940
09/24	$22,667	$27,948	$22,312
10/24	$22,227	$27,393	$21,830
11/24	$23,284	$28,650	$22,670
12/24	$22,327	$27,903	$21,374
01/25	$23,172	$28,888	$22,337
02/25	$23,264	$28,680	$22,687
03/25	$22,746	$27,403	$22,403
04/25	$22,488	$27,647	$22,097
05/25	$23,482	$29,283	$22,773
06/25	$24,565	$30,547	$23,608
07/25	$25,182	$30,940	$23,708
08/25	$25,874	$31,747	$24,558
09/25	$26,096	$32,768	$24,984
10/25	$26,039	$33,424	$24,862
11/25	$26,829	$33,519	$25,387
12/25	$27,056	$33,789	$25,818
01/26	$28,109	$34,546	$27,030
02/26	$28,574	$34,799	$27,822

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	22.82	11.34	11.07
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 885,794,888
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,788,406
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Material Fund Change [Text Block]
C000253700
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class S
Trading Symbol	CEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Value Fund Class S ($29,391)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,668	$10,679	$10,685
04/16	$10,888	$10,848	$10,950
05/16	$10,926	$10,908	$10,969
06/16	$10,690	$10,786	$10,836
07/16	$10,989	$11,242	$11,241
08/16	$11,028	$11,251	$11,346
09/16	$11,139	$11,311	$11,376
10/16	$11,013	$11,092	$11,288
11/16	$11,304	$11,252	$11,601
12/16	$11,598	$11,521	$11,999
01/17	$11,676	$11,799	$12,159
02/17	$12,008	$12,126	$12,442
03/17	$12,151	$12,255	$12,508
04/17	$12,377	$12,437	$12,577
05/17	$12,642	$12,700	$12,687
06/17	$12,734	$12,749	$12,860
07/17	$13,108	$13,054	$13,150
08/17	$13,059	$13,072	$13,042
09/17	$13,440	$13,366	$13,436
10/17	$13,667	$13,618	$13,572
11/17	$13,993	$13,913	$13,855
12/17	$14,140	$14,102	$14,051
01/18	$14,846	$14,846	$14,650
02/18	$14,120	$14,231	$13,906
03/18	$13,904	$13,921	$13,602
04/18	$13,983	$14,081	$13,784
05/18	$13,944	$14,169	$13,595
06/18	$13,831	$14,162	$13,575
07/18	$14,347	$14,605	$14,072
08/18	$14,398	$14,785	$13,993
09/18	$14,551	$14,868	$14,125
10/18	$13,659	$13,776	$13,377
11/18	$13,929	$13,933	$13,594
12/18	$12,791	$12,873	$12,536
01/19	$13,773	$13,875	$13,437
02/19	$14,176	$14,292	$13,782
03/19	$14,242	$14,480	$13,811
04/19	$14,757	$14,993	$14,211
05/19	$13,870	$14,128	$13,317
06/19	$14,701	$15,059	$14,151
07/19	$14,599	$15,134	$14,127
08/19	$14,153	$14,824	$13,684
09/19	$14,628	$15,139	$14,222
10/19	$14,974	$15,525	$14,516
11/19	$15,446	$15,957	$14,811
12/19	$15,927	$16,435	$15,262
01/20	$15,592	$16,335	$14,815
02/20	$14,227	$14,954	$13,392
03/20	$11,805	$12,975	$11,147
04/20	$13,094	$14,393	$12,123
05/20	$13,696	$15,088	$12,462
06/20	$13,807	$15,487	$12,549
07/20	$14,084	$16,228	$12,868
08/20	$14,790	$17,312	$13,465
09/20	$14,182	$16,715	$13,034
10/20	$13,727	$16,202	$12,665
11/20	$15,863	$18,274	$14,566
12/20	$16,514	$19,049	$15,084
01/21	$16,277	$18,859	$14,932
02/21	$16,908	$19,343	$15,634
03/21	$18,062	$19,986	$16,527
04/21	$18,576	$20,916	$17,048
05/21	$19,195	$21,218	$17,549
06/21	$18,774	$21,534	$17,306
07/21	$18,858	$21,920	$17,411
08/21	$19,192	$22,465	$17,694
09/21	$18,487	$21,533	$17,160
10/21	$19,372	$22,752	$17,940
11/21	$18,600	$22,254	$17,260
12/21	$19,883	$23,205	$18,395
01/22	$19,589	$21,977	$18,163
02/22	$18,958	$21,421	$17,866
03/22	$19,265	$22,009	$18,275
04/22	$18,263	$20,181	$17,365
05/22	$18,543	$20,196	$17,725
06/22	$16,994	$18,446	$16,158
07/22	$17,793	$19,911	$16,896
08/22	$17,495	$19,079	$16,376
09/22	$16,118	$17,305	$14,987
10/22	$17,566	$18,548	$16,440
11/22	$18,825	$19,837	$17,629
12/22	$18,215	$18,995	$17,195
01/23	$19,121	$20,339	$17,998
02/23	$18,692	$19,850	$17,472
03/23	$18,666	$20,463	$17,353
04/23	$19,128	$20,822	$17,685
05/23	$18,284	$20,614	$16,873
06/23	$19,320	$21,861	$17,879
07/23	$19,796	$22,595	$18,566
08/23	$19,435	$22,056	$18,053
09/23	$18,647	$21,104	$17,543
10/23	$18,285	$20,492	$16,944
11/23	$19,454	$22,413	$18,195
12/23	$20,399	$23,513	$19,175
01/24	$20,618	$23,796	$19,224
02/24	$20,821	$24,804	$19,689
03/24	$21,800	$25,601	$20,611
04/24	$21,357	$24,651	$19,911
05/24	$22,174	$25,751	$20,543
06/24	$21,885	$26,275	$20,363
07/24	$22,348	$26,738	$21,335
08/24	$22,971	$27,445	$21,940
09/24	$23,150	$27,948	$22,312
10/24	$22,703	$27,393	$21,830
11/24	$23,793	$28,650	$22,670
12/24	$22,813	$27,903	$21,374
01/25	$23,689	$28,888	$22,337
02/25	$23,801	$28,680	$22,687
03/25	$23,285	$27,403	$22,403
04/25	$23,042	$27,647	$22,097
05/25	$24,052	$29,283	$22,773
06/25	$25,181	$30,547	$23,608
07/25	$25,810	$30,940	$23,708
08/25	$26,533	$31,747	$24,558
09/25	$26,771	$32,768	$24,984
10/25	$26,733	$33,424	$24,862
11/25	$27,557	$33,519	$25,387
12/25	$27,802	$33,789	$25,818
01/26	$28,875	$34,546	$27,030
02/26	$29,391	$34,799	$27,822

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	23.49	11.69	11.38
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 885,794,888
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,788,406
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Material Fund Change [Text Block]
C000097539
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional 2 Class
Trading Symbol	RSEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Value Fund Institutional 2 Class ($30,260)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,678	$10,679	$10,685
04/16	$10,899	$10,848	$10,950
05/16	$10,937	$10,908	$10,969
06/16	$10,701	$10,786	$10,836
07/16	$11,001	$11,242	$11,241
08/16	$11,049	$11,251	$11,346
09/16	$11,162	$11,311	$11,376
10/16	$11,045	$11,092	$11,288
11/16	$11,346	$11,252	$11,601
12/16	$11,642	$11,521	$11,999
01/17	$11,721	$11,799	$12,159
02/17	$12,064	$12,126	$12,442
03/17	$12,210	$12,255	$12,508
04/17	$12,427	$12,437	$12,577
05/17	$12,703	$12,700	$12,687
06/17	$12,796	$12,749	$12,860
07/17	$13,182	$13,054	$13,150
08/17	$13,132	$13,072	$13,042
09/17	$13,517	$13,366	$13,436
10/17	$13,756	$13,618	$13,572
11/17	$14,084	$13,913	$13,855
12/17	$14,234	$14,102	$14,051
01/18	$14,945	$14,846	$14,650
02/18	$14,224	$14,231	$13,906
03/18	$14,007	$13,921	$13,602
04/18	$14,098	$14,081	$13,784
05/18	$14,057	$14,169	$13,595
06/18	$13,945	$14,162	$13,575
07/18	$14,476	$14,605	$14,072
08/18	$14,528	$14,785	$13,993
09/18	$14,684	$14,868	$14,125
10/18	$13,793	$13,776	$13,377
11/18	$14,066	$13,933	$13,594
12/18	$12,916	$12,873	$12,536
01/19	$13,908	$13,875	$13,437
02/19	$14,327	$14,292	$13,782
03/19	$14,393	$14,480	$13,811
04/19	$14,914	$14,993	$14,211
05/19	$14,028	$14,128	$13,317
06/19	$14,870	$15,059	$14,151
07/19	$14,777	$15,134	$14,127
08/19	$14,326	$14,824	$13,684
09/19	$14,808	$15,139	$14,222
10/19	$15,158	$15,525	$14,516
11/19	$15,647	$15,957	$14,811
12/19	$16,135	$16,435	$15,262
01/20	$15,795	$16,335	$14,815
02/20	$14,424	$14,954	$13,392
03/20	$11,970	$12,975	$11,147
04/20	$13,278	$14,393	$12,123
05/20	$13,889	$15,088	$12,462
06/20	$14,013	$15,487	$12,549
07/20	$14,295	$16,228	$12,868
08/20	$15,024	$17,312	$13,465
09/20	$14,405	$16,715	$13,034
10/20	$13,942	$16,202	$12,665
11/20	$16,127	$18,274	$14,566
12/20	$16,801	$19,049	$15,084
01/21	$16,547	$18,859	$14,932
02/21	$17,202	$19,343	$15,634
03/21	$18,389	$19,986	$16,527
04/21	$18,899	$20,916	$17,048
05/21	$19,544	$21,218	$17,549
06/21	$19,116	$21,534	$17,306
07/21	$19,216	$21,920	$17,411
08/21	$19,557	$22,465	$17,694
09/21	$18,839	$21,533	$17,160
10/21	$19,756	$22,752	$17,940
11/21	$18,968	$22,254	$17,260
12/21	$20,279	$23,205	$18,395
01/22	$19,994	$21,977	$18,163
02/22	$19,350	$21,421	$17,866
03/22	$19,664	$22,009	$18,275
04/22	$18,641	$20,181	$17,365
05/22	$18,942	$20,196	$17,725
06/22	$17,376	$18,446	$16,158
07/22	$18,177	$19,911	$16,896
08/22	$17,888	$19,079	$16,376
09/22	$16,478	$17,305	$14,987
10/22	$17,976	$18,548	$16,440
11/22	$19,265	$19,837	$17,629
12/22	$18,657	$18,995	$17,195
01/23	$19,567	$20,339	$17,998
02/23	$19,145	$19,850	$17,472
03/23	$19,119	$20,463	$17,353
04/23	$19,593	$20,822	$17,685
05/23	$18,743	$20,614	$16,873
06/23	$19,805	$21,861	$17,879
07/23	$20,293	$22,595	$18,566
08/23	$19,923	$22,056	$18,053
09/23	$19,129	$21,104	$17,543
10/23	$18,757	$20,492	$16,944
11/23	$19,975	$22,413	$18,195
12/23	$20,943	$23,513	$19,175
01/24	$21,169	$23,796	$19,224
02/24	$21,395	$24,804	$19,689
03/24	$22,399	$25,601	$20,611
04/24	$21,945	$24,651	$19,911
05/24	$22,802	$25,751	$20,543
06/24	$22,505	$26,275	$20,363
07/24	$22,981	$26,738	$21,335
08/24	$23,622	$27,445	$21,940
09/24	$23,823	$27,948	$22,312
10/24	$23,381	$27,393	$21,830
11/24	$24,488	$28,650	$22,670
12/24	$23,500	$27,903	$21,374
01/25	$24,387	$28,888	$22,337
02/25	$24,503	$28,680	$22,687
03/25	$23,974	$27,403	$22,403
04/25	$23,722	$27,647	$22,097
05/25	$24,766	$29,283	$22,773
06/25	$25,937	$30,547	$23,608
07/25	$26,587	$30,940	$23,708
08/25	$27,315	$31,747	$24,558
09/25	$27,566	$32,768	$24,984
10/25	$27,526	$33,424	$24,862
11/25	$28,378	$33,519	$25,387
12/25	$28,615	$33,789	$25,818
01/26	$29,747	$34,546	$27,030
02/26	$30,260	$34,799	$27,822

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	23.49	11.96	11.71
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 885,794,888
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,788,406
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Material Fund Change [Text Block]
C000121787
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CEVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Value Fund Institutional 3 Class ($30,401)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,676	$10,679	$10,685
04/16	$10,892	$10,848	$10,950
05/16	$10,941	$10,908	$10,969
06/16	$10,702	$10,786	$10,836
07/16	$10,999	$11,242	$11,241
08/16	$11,048	$11,251	$11,346
09/16	$11,155	$11,311	$11,376
10/16	$11,036	$11,092	$11,288
11/16	$11,344	$11,252	$11,601
12/16	$11,639	$11,521	$11,999
01/17	$11,720	$11,799	$12,159
02/17	$12,061	$12,126	$12,442
03/17	$12,211	$12,255	$12,508
04/17	$12,433	$12,437	$12,577
05/17	$12,706	$12,700	$12,687
06/17	$12,803	$12,749	$12,860
07/17	$13,188	$13,054	$13,150
08/17	$13,137	$13,072	$13,042
09/17	$13,513	$13,366	$13,436
10/17	$13,757	$13,618	$13,572
11/17	$14,084	$13,913	$13,855
12/17	$14,238	$14,102	$14,051
01/18	$14,957	$14,846	$14,650
02/18	$14,228	$14,231	$13,906
03/18	$14,018	$13,921	$13,602
04/18	$14,100	$14,081	$13,784
05/18	$14,070	$14,169	$13,595
06/18	$13,956	$14,162	$13,575
07/18	$14,480	$14,605	$14,072
08/18	$14,533	$14,785	$13,993
09/18	$14,694	$14,868	$14,125
10/18	$13,802	$13,776	$13,377
11/18	$14,070	$13,933	$13,594
12/18	$12,923	$12,873	$12,536
01/19	$13,919	$13,875	$13,437
02/19	$14,338	$14,292	$13,782
03/19	$14,408	$14,480	$13,811
04/19	$14,932	$14,993	$14,211
05/19	$14,044	$14,128	$13,317
06/19	$14,889	$15,059	$14,151
07/19	$14,794	$15,134	$14,127
08/19	$14,341	$14,824	$13,684
09/19	$14,827	$15,139	$14,222
10/19	$15,175	$15,525	$14,516
11/19	$15,667	$15,957	$14,811
12/19	$16,160	$16,435	$15,262
01/20	$15,822	$16,335	$14,815
02/20	$14,446	$14,954	$13,392
03/20	$11,992	$12,975	$11,147
04/20	$13,304	$14,393	$12,123
05/20	$13,921	$15,088	$12,462
06/20	$14,038	$15,487	$12,549
07/20	$14,329	$16,228	$12,868
08/20	$15,056	$17,312	$13,465
09/20	$14,432	$16,715	$13,034
10/20	$13,967	$16,202	$12,665
11/20	$16,158	$18,274	$14,566
12/20	$16,831	$19,049	$15,084
01/21	$16,582	$18,859	$14,932
02/21	$17,232	$19,343	$15,634
03/21	$18,408	$19,986	$16,527
04/21	$18,950	$20,916	$17,048
05/21	$19,589	$21,218	$17,549
06/21	$19,165	$21,534	$17,306
07/21	$19,253	$21,920	$17,411
08/21	$19,607	$22,465	$17,694
09/21	$18,882	$21,533	$17,160
10/21	$19,804	$22,752	$17,940
11/21	$19,016	$22,254	$17,260
12/21	$20,337	$23,205	$18,395
01/22	$20,041	$21,977	$18,163
02/22	$19,402	$21,421	$17,866
03/22	$19,717	$22,009	$18,275
04/22	$18,700	$20,181	$17,365
05/22	$18,998	$20,196	$17,725
06/22	$17,418	$18,446	$16,158
07/22	$18,236	$19,911	$16,896
08/22	$17,935	$19,079	$16,376
09/22	$16,533	$17,305	$14,987
10/22	$18,028	$18,548	$16,440
11/22	$19,322	$19,837	$17,629
12/22	$18,705	$18,995	$17,195
01/23	$19,622	$20,339	$17,998
02/23	$19,197	$19,850	$17,472
03/23	$19,172	$20,463	$17,353
04/23	$19,667	$20,822	$17,685
05/23	$18,797	$20,614	$16,873
06/23	$19,874	$21,861	$17,879
07/23	$20,366	$22,595	$18,566
08/23	$19,997	$22,056	$18,053
09/23	$19,205	$21,104	$17,543
10/23	$18,816	$20,492	$16,944
11/23	$20,036	$22,413	$18,195
12/23	$21,015	$23,513	$19,175
01/24	$21,252	$23,796	$19,224
02/24	$21,470	$24,804	$19,689
03/24	$22,470	$25,601	$20,611
04/24	$22,031	$24,651	$19,911
05/24	$22,891	$25,751	$20,543
06/24	$22,602	$26,275	$20,363
07/24	$23,064	$26,738	$21,335
08/24	$23,718	$27,445	$21,940
09/24	$23,913	$27,948	$22,312
10/24	$23,467	$27,393	$21,830
11/24	$24,591	$28,650	$22,670
12/24	$23,576	$27,903	$21,374
01/25	$24,489	$28,888	$22,337
02/25	$24,611	$28,680	$22,687
03/25	$24,057	$27,403	$22,403
04/25	$23,813	$27,647	$22,097
05/25	$24,871	$29,283	$22,773
06/25	$26,046	$30,547	$23,608
07/25	$26,689	$30,940	$23,708
08/25	$27,436	$31,747	$24,558
09/25	$27,683	$32,768	$24,984
10/25	$27,641	$33,424	$24,862
11/25	$28,497	$33,519	$25,387
12/25	$28,751	$33,789	$25,818
01/26	$29,881	$34,546	$27,030
02/26	$30,401	$34,799	$27,822

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	23.52	12.02	11.76
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 885,794,888
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,788,406
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Material Fund Change [Text Block]
C000097541
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional Class
Trading Symbol	CEVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the health care, consumer staples and real estate sectors buoyed Fund relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Cameco, a Canadian uranium miner; Youngone, a Korean outerwear company; and Paladin Energy, an Australian uranium miner, were top contributors to the Fund’s relative performance during the period. Not owning UnitedHealth Group, an American health insurer, also added to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the consumer discretionary sector and smaller weightings in the materials and industrials sectors detracted from relative Fund performance during the annual period.

Individual holdings | Fund underweights in Micron Technology, an American semiconductor company, and Oracle, an American technology company, were top detractors from the Fund’s relative performance during the period. An overweight in Boston Scientific, an American medical technology company, as well as positions in Mastercard, an American payments company and Primo Brands, an American-Canadian beverage company, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Value Fund Institutional Class ($30,054)	MSCI World Index (Net) ($34,799)	MSCI World Value Index (Net) ($27,822)
02/16	$10,000	$10,000	$10,000
03/16	$10,673	$10,679	$10,685
04/16	$10,893	$10,848	$10,950
05/16	$10,932	$10,908	$10,969
06/16	$10,702	$10,786	$10,836
07/16	$11,002	$11,242	$11,241
08/16	$11,040	$11,251	$11,346
09/16	$11,149	$11,311	$11,376
10/16	$11,033	$11,092	$11,288
11/16	$11,333	$11,252	$11,601
12/16	$11,625	$11,521	$11,999
01/17	$11,703	$11,799	$12,159
02/17	$12,045	$12,126	$12,442
03/17	$12,187	$12,255	$12,508
04/17	$12,413	$12,437	$12,577
05/17	$12,688	$12,700	$12,687
06/17	$12,778	$12,749	$12,860
07/17	$13,162	$13,054	$13,150
08/17	$13,113	$13,072	$13,042
09/17	$13,494	$13,366	$13,436
10/17	$13,732	$13,618	$13,572
11/17	$14,059	$13,913	$13,855
12/17	$14,205	$14,102	$14,051
01/18	$14,923	$14,846	$14,650
02/18	$14,195	$14,231	$13,906
03/18	$13,987	$13,921	$13,602
04/18	$14,067	$14,081	$13,784
05/18	$14,027	$14,169	$13,595
06/18	$13,912	$14,162	$13,575
07/18	$14,441	$14,605	$14,072
08/18	$14,493	$14,785	$13,993
09/18	$14,644	$14,868	$14,125
10/18	$13,758	$13,776	$13,377
11/18	$14,029	$13,933	$13,594
12/18	$12,885	$12,873	$12,536
01/19	$13,872	$13,875	$13,437
02/19	$14,289	$14,292	$13,782
03/19	$14,353	$14,480	$13,811
04/19	$14,870	$14,993	$14,211
05/19	$13,989	$14,128	$13,317
06/19	$14,824	$15,059	$14,151
07/19	$14,732	$15,134	$14,127
08/19	$14,283	$14,824	$13,684
09/19	$14,759	$15,139	$14,222
10/19	$15,107	$15,525	$14,516
11/19	$15,594	$15,957	$14,811
12/19	$16,089	$16,435	$15,262
01/20	$15,751	$16,335	$14,815
02/20	$14,376	$14,954	$13,392
03/20	$11,933	$12,975	$11,147
04/20	$13,233	$14,393	$12,123
05/20	$13,840	$15,088	$12,462
06/20	$13,960	$15,487	$12,549
07/20	$14,253	$16,228	$12,868
08/20	$14,965	$17,312	$13,465
09/20	$14,347	$16,715	$13,034
10/20	$13,888	$16,202	$12,665
11/20	$16,058	$18,274	$14,566
12/20	$16,725	$19,049	$15,084
01/21	$16,473	$18,859	$14,932
02/21	$17,123	$19,343	$15,634
03/21	$18,300	$19,986	$16,527
04/21	$18,820	$20,916	$17,048
05/21	$19,446	$21,218	$17,549
06/21	$19,032	$21,534	$17,306
07/21	$19,131	$21,920	$17,411
08/21	$19,470	$22,465	$17,694
09/21	$18,754	$21,533	$17,160
10/21	$19,664	$22,752	$17,940
11/21	$18,868	$22,254	$17,260
12/21	$20,181	$23,205	$18,395
01/22	$19,883	$21,977	$18,163
02/22	$19,259	$21,421	$17,866
03/22	$19,567	$22,009	$18,275
04/22	$18,552	$20,181	$17,365
05/22	$18,851	$20,196	$17,725
06/22	$17,278	$18,446	$16,158
07/22	$18,088	$19,911	$16,896
08/22	$17,786	$19,079	$16,376
09/22	$16,384	$17,305	$14,987
10/22	$17,869	$18,548	$16,440
11/22	$19,147	$19,837	$17,629
12/22	$18,540	$18,995	$17,195
01/23	$19,459	$20,339	$17,998
02/23	$19,023	$19,850	$17,472
03/23	$19,010	$20,463	$17,353
04/23	$19,479	$20,822	$17,685
05/23	$18,637	$20,614	$16,873
06/23	$19,686	$21,861	$17,879
07/23	$20,169	$22,595	$18,566
08/23	$19,803	$22,056	$18,053
09/23	$19,014	$21,104	$17,543
10/23	$18,645	$20,492	$16,944
11/23	$19,851	$22,413	$18,195
12/23	$20,807	$23,513	$19,175
01/24	$21,031	$23,796	$19,224
02/24	$21,254	$24,804	$19,689
03/24	$22,246	$25,601	$20,611
04/24	$21,796	$24,651	$19,911
05/24	$22,644	$25,751	$20,543
06/24	$22,364	$26,275	$20,363
07/24	$22,817	$26,738	$21,335
08/24	$23,470	$27,445	$21,940
09/24	$23,648	$27,948	$22,312
10/24	$23,210	$27,393	$21,830
11/24	$24,323	$28,650	$22,670
12/24	$23,324	$27,903	$21,374
01/25	$24,221	$28,888	$22,337
02/25	$24,335	$28,680	$22,687
03/25	$23,808	$27,403	$22,403
04/25	$23,540	$27,647	$22,097
05/25	$24,592	$29,283	$22,773
06/25	$25,747	$30,547	$23,608
07/25	$26,389	$30,940	$23,708
08/25	$27,129	$31,747	$24,558
09/25	$27,373	$32,768	$24,984
10/25	$27,334	$33,424	$24,862
11/25	$28,156	$33,519	$25,387
12/25	$28,407	$33,789	$25,818
01/26	$29,526	$34,546	$27,030
02/26	$30,054	$34,799	$27,822

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	23.50	11.91	11.63
MSCI World Index (Net)	21.33	12.46	13.28
MSCI World Value Index (Net)	22.63	12.22	10.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 885,794,888
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,788,406
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$885,794,888
Total number of portfolio holdings	84
Management services fees (represents 0.70% of Fund average net assets)	$5,788,406
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	72.6%
Japan	6.8%
Australia	3.1%
Switzerland	2.4%
United Kingdom	2.3%
France	2.2%
Hong Kong	1.7%
United Arab Emirates	1.5%
Greece	1.4%
Singapore	1.4%
Other	4.4%

Equity Sector Allocation

Table Summary
Financials	24.7%
Communication Services	11.1%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.9%
Information Technology	8.8%
Consumer Staples	8.5%
Energy	7.2%
Utilities	4.2%
Real Estate	3.3%
Other	2.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc., Class C	5.0%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Chase & Co.	3.8%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Citigroup, Inc.	2.5%
Walmart, Inc.	2.2%
BNP Paribas SA	2.2%
Hartford Insurance Group, Inc. (The)	2.1%

Material Fund Change [Text Block]
C000198586
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Class A
Trading Symbol	COSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$142	1.17%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, energy and financials sectors boosted the Fund’s relative performance during the annual period.

Allocations | A smaller allocation to the communication services sector and larger allocations to the energy and information technology sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a Korean technology company; Energy Fuels, an American rare earths and uranium company; Impala Platinum, a South African platinum miner; and an overweight in Northern Star Resources, an Australian gold miner, contributed to the Fund’s relative performance during the annual period. Not owning SAP, a German software company, was also a top contributor to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the consumer staples, real estate and communication services sectors hurt the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the industrials and utilities sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Flutter Entertainment, an Irish-American gambling company; Primo Brands, a Canadian-American beverage company; and Burford Capital, a litigation finance company, were top detractors from the Fund’s relative performance during the annual period. An overweight in Check Point Software Technologies, an Israeli cybersecurity company, and a zero weight in ASML, a Dutch semiconductor company, were also top detractors from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Core Fund Class A (including sales charges) ($18,112)	MSCI EAFE Index (Net) ($19,464)
03/18	$10,000	$10,000
03/18	$9,387	$10,012
04/18	$9,444	$10,241
05/18	$9,397	$10,010
06/18	$9,218	$9,888
07/18	$9,284	$10,131
08/18	$9,057	$9,936
09/18	$9,189	$10,022
10/18	$8,492	$9,224
11/18	$8,492	$9,213
12/18	$7,923	$8,765
01/19	$8,674	$9,342
02/19	$8,902	$9,580
03/19	$8,931	$9,640
04/19	$9,130	$9,911
05/19	$8,569	$9,435
06/19	$9,056	$9,995
07/19	$8,893	$9,868
08/19	$8,807	$9,612
09/19	$9,046	$9,888
10/19	$9,381	$10,243
11/19	$9,572	$10,359
12/19	$9,906	$10,695
01/20	$9,639	$10,472
02/20	$8,861	$9,525
03/20	$7,294	$8,254
04/20	$8,072	$8,787
05/20	$8,595	$9,170
06/20	$8,884	$9,482
07/20	$9,083	$9,703
08/20	$9,491	$10,202
09/20	$9,302	$9,937
10/20	$8,894	$9,540
11/20	$10,177	$11,019
12/20	$10,738	$11,531
01/21	$10,617	$11,408
02/21	$10,970	$11,664
03/21	$11,423	$11,932
04/21	$11,685	$12,291
05/21	$12,018	$12,692
06/21	$11,689	$12,549
07/21	$11,741	$12,644
08/21	$12,091	$12,867
09/21	$11,792	$12,493
10/21	$11,864	$12,801
11/21	$11,245	$12,205
12/21	$11,741	$12,830
01/22	$11,447	$12,210
02/22	$11,121	$11,994
03/22	$10,958	$12,071
04/22	$10,219	$11,290
05/22	$10,469	$11,375
06/22	$9,417	$10,319
07/22	$9,781	$10,834
08/22	$9,472	$10,319
09/22	$8,512	$9,354
10/22	$9,030	$9,857
11/22	$10,079	$10,967
12/22	$9,958	$10,976
01/23	$10,686	$11,864
02/23	$10,355	$11,617
03/23	$10,598	$11,905
04/23	$10,841	$12,241
05/23	$10,333	$11,723
06/23	$10,717	$12,256
07/23	$11,065	$12,653
08/23	$10,852	$12,168
09/23	$10,549	$11,753
10/23	$10,156	$11,276
11/23	$10,897	$12,323
12/23	$11,474	$12,977
01/24	$11,313	$13,052
02/24	$11,324	$13,291
03/24	$11,727	$13,728
04/24	$11,451	$13,377
05/24	$12,038	$13,895
06/24	$11,758	$13,670
07/24	$12,222	$14,071
08/24	$12,617	$14,529
09/24	$12,803	$14,663
10/24	$12,234	$13,866
11/24	$12,280	$13,787
12/24	$11,852	$13,474
01/25	$12,403	$14,182
02/25	$12,654	$14,457
03/25	$12,953	$14,398
04/25	$13,456	$15,058
05/25	$14,019	$15,747
06/25	$14,687	$16,094
07/25	$14,508	$15,868
08/25	$15,250	$16,544
09/25	$15,622	$16,861
10/25	$15,706	$17,059
11/25	$15,945	$17,165
12/25	$16,331	$17,680
01/26	$17,326	$18,603
02/26	$18,112	$19,464

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class A (excluding sales charges)	43.13	10.55	8.52
Class A (including sales charges)	34.96	9.25	7.72
MSCI EAFE Index (Net)	34.63	10.78	8.70

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,021,194,322
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 7,992,678
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,021,194,322
Total number of portfolio holdings	128
Management services fees (represents 0.84% of Fund average net assets)	$7,992,678
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.3%
United States	9.8%
Netherlands	8.0%
United Kingdom	6.6%
France	6.6%
Australia	5.1%
Canada	4.9%
Italy	3.1%
Greece	2.7%
Taiwan	2.6%
Other	27.0%

Equity Sector Allocation

Table Summary
Financials	19.3%
Industrials	14.4%
Information Technology	13.9%
Consumer Discretionary	9.7%
Consumer Staples	9.6%
Health Care	9.5%
Energy	8.6%
Materials	8.1%
Communication Services	2.1%
Utilities	1.4%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
Northern Star Resources Ltd.	2.3%
ING Groep NV	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
Primo Brands Corp., Class A	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
AXA SA	1.9%
Shell PLC	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
ASM International NV	1.8%

Material Fund Change [Text Block]
C000198590
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional 2 Class
Trading Symbol	COSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$104	0.85%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, energy and financials sectors boosted the Fund’s relative performance during the annual period.

Allocations | A smaller allocation to the communication services sector and larger allocations to the energy and information technology sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a Korean technology company; Energy Fuels, an American rare earths and uranium company; Impala Platinum, a South African platinum miner; and an overweight in Northern Star Resources, an Australian gold miner, contributed to the Fund’s relative performance during the annual period. Not owning SAP, a German software company, was also a top contributor to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the consumer staples, real estate and communication services sectors hurt the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the industrials and utilities sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Flutter Entertainment, an Irish-American gambling company; Primo Brands, a Canadian-American beverage company; and Burford Capital, a litigation finance company, were top detractors from the Fund’s relative performance during the annual period. An overweight in Check Point Software Technologies, an Israeli cybersecurity company, and a zero weight in ASML, a Dutch semiconductor company, were also top detractors from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Core Fund Institutional 2 Class ($19,733)	MSCI EAFE Index (Net) ($19,464)
03/05/18	$10,000	$10,000
03/31/18	$9,960	$10,012
04/30/18	$10,030	$10,241
05/31/18	$9,980	$10,010
06/30/18	$9,790	$9,888
07/31/18	$9,870	$10,131
08/31/18	$9,630	$9,936
09/30/18	$9,770	$10,022
10/31/18	$9,040	$9,224
11/30/18	$9,030	$9,213
12/31/18	$8,432	$8,765
01/31/19	$9,230	$9,342
02/28/19	$9,483	$9,580
03/31/19	$9,503	$9,640
04/30/19	$9,726	$9,911
05/31/19	$9,129	$9,435
06/30/19	$9,652	$9,995
07/31/19	$9,489	$9,868
08/31/19	$9,387	$9,612
09/30/19	$9,652	$9,888
10/31/19	$10,018	$10,243
11/30/19	$10,221	$10,359
12/31/19	$10,581	$10,695
01/31/20	$10,297	$10,472
02/29/20	$9,466	$9,525
03/31/20	$7,794	$8,254
04/30/20	$8,635	$8,787
05/31/20	$9,193	$9,170
06/30/20	$9,501	$9,482
07/31/20	$9,724	$9,703
08/31/20	$10,159	$10,202
09/30/20	$9,958	$9,937
10/31/20	$9,523	$9,540
11/30/20	$10,903	$11,019
12/31/20	$11,505	$11,531
01/31/21	$11,376	$11,408
02/28/21	$11,753	$11,664
03/31/21	$12,249	$11,932
04/30/21	$12,529	$12,291
05/31/21	$12,885	$12,692
06/30/21	$12,540	$12,549
07/31/21	$12,606	$12,644
08/31/21	$12,982	$12,867
09/30/21	$12,661	$12,493
10/31/21	$12,750	$12,801
11/30/21	$12,087	$12,205
12/31/21	$12,619	$12,830
01/31/22	$12,304	$12,210
02/28/22	$11,966	$11,994
03/31/22	$11,790	$12,071
04/30/22	$10,997	$11,290
05/31/22	$11,265	$11,375
06/30/22	$10,147	$10,319
07/31/22	$10,538	$10,834
08/31/22	$10,206	$10,319
09/30/22	$9,175	$9,354
10/31/22	$9,732	$9,857
11/30/22	$10,870	$10,967
12/31/22	$10,740	$10,976
01/31/23	$11,534	$11,864
02/28/23	$11,178	$11,617
03/31/23	$11,439	$11,905
04/30/23	$11,712	$12,241
05/31/23	$11,155	$11,723
06/30/23	$11,577	$12,256
07/31/23	$11,964	$12,653
08/31/23	$11,735	$12,168
09/30/23	$11,408	$11,753
10/31/23	$10,985	$11,276
11/30/23	$11,795	$12,323
12/31/23	$12,425	$12,977
01/31/24	$12,251	$13,052
02/29/24	$12,251	$13,291
03/31/24	$12,698	$13,728
04/30/24	$12,400	$13,377
05/31/24	$13,047	$13,895
06/30/24	$12,750	$13,670
07/31/24	$13,252	$14,071
08/31/24	$13,679	$14,529
09/30/24	$13,892	$14,663
10/31/24	$13,264	$13,866
11/30/24	$13,327	$13,787
12/31/24	$12,860	$13,474
01/31/25	$13,469	$14,182
02/28/25	$13,741	$14,457
03/31/25	$14,065	$14,398
04/30/25	$14,623	$15,058
05/31/25	$15,232	$15,747
06/30/25	$15,963	$16,094
07/31/25	$15,781	$15,868
08/31/25	$16,586	$16,544
09/30/25	$17,001	$16,861
10/31/25	$17,092	$17,059
11/30/25	$17,351	$17,165
12/31/25	$17,785	$17,680
01/31/26	$18,866	$18,603
02/28/26	$19,733	$19,464

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional 2 Class	43.61	10.92	8.88
MSCI EAFE Index (Net)	34.63	10.78	8.70

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,021,194,322
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 7,992,678
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,021,194,322
Total number of portfolio holdings	128
Management services fees (represents 0.84% of Fund average net assets)	$7,992,678
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.3%
United States	9.8%
Netherlands	8.0%
United Kingdom	6.6%
France	6.6%
Australia	5.1%
Canada	4.9%
Italy	3.1%
Greece	2.7%
Taiwan	2.6%
Other	27.0%

Equity Sector Allocation

Table Summary
Financials	19.3%
Industrials	14.4%
Information Technology	13.9%
Consumer Discretionary	9.7%
Consumer Staples	9.6%
Health Care	9.5%
Energy	8.6%
Materials	8.1%
Communication Services	2.1%
Utilities	1.4%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
Northern Star Resources Ltd.	2.3%
ING Groep NV	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
Primo Brands Corp., Class A	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
AXA SA	1.9%
Shell PLC	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
ASM International NV	1.8%

Material Fund Change [Text Block]
C000198591
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional 3 Class
Trading Symbol	COSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$97	0.80%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, energy and financials sectors boosted the Fund’s relative performance during the annual period.

Allocations | A smaller allocation to the communication services sector and larger allocations to the energy and information technology sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a Korean technology company; Energy Fuels, an American rare earths and uranium company; Impala Platinum, a South African platinum miner; and an overweight in Northern Star Resources, an Australian gold miner, contributed to the Fund’s relative performance during the annual period. Not owning SAP, a German software company, was also a top contributor to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the consumer staples, real estate and communication services sectors hurt the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the industrials and utilities sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Flutter Entertainment, an Irish-American gambling company; Primo Brands, a Canadian-American beverage company; and Burford Capital, a litigation finance company, were top detractors from the Fund’s relative performance during the annual period. An overweight in Check Point Software Technologies, an Israeli cybersecurity company, and a zero weight in ASML, a Dutch semiconductor company, were also top detractors from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Core Fund Institutional 3 Class ($19,822)	MSCI EAFE Index (Net) ($19,464)
03/05/18	$10,000	$10,000
03/31/18	$9,960	$10,012
04/30/18	$10,030	$10,241
05/31/18	$9,980	$10,010
06/30/18	$9,800	$9,888
07/31/18	$9,870	$10,131
08/31/18	$9,630	$9,936
09/30/18	$9,770	$10,022
10/31/18	$9,040	$9,224
11/30/18	$9,040	$9,213
12/31/18	$8,436	$8,765
01/31/19	$9,236	$9,342
02/28/19	$9,489	$9,580
03/31/19	$9,509	$9,640
04/30/19	$9,731	$9,911
05/31/19	$9,134	$9,435
06/30/19	$9,658	$9,995
07/31/19	$9,495	$9,868
08/31/19	$9,404	$9,612
09/30/19	$9,658	$9,888
10/31/19	$10,025	$10,243
11/30/19	$10,228	$10,359
12/31/19	$10,583	$10,695
01/31/20	$10,310	$10,472
02/29/20	$9,478	$9,525
03/31/20	$7,803	$8,254
04/30/20	$8,646	$8,787
05/31/20	$9,214	$9,170
06/30/20	$9,513	$9,482
07/31/20	$9,736	$9,703
08/31/20	$10,172	$10,202
09/30/20	$9,981	$9,937
10/31/20	$9,534	$9,540
11/30/20	$10,916	$11,019
12/31/20	$11,525	$11,531
01/31/21	$11,395	$11,408
02/28/21	$11,784	$11,664
03/31/21	$12,270	$11,932
04/30/21	$12,562	$12,291
05/31/21	$12,918	$12,692
06/30/21	$12,573	$12,549
07/31/21	$12,629	$12,644
08/31/21	$13,016	$12,867
09/30/21	$12,695	$12,493
10/31/21	$12,784	$12,801
11/30/21	$12,120	$12,205
12/31/21	$12,649	$12,830
01/31/22	$12,333	$12,210
02/28/22	$11,993	$11,994
03/31/22	$11,818	$12,071
04/30/22	$11,022	$11,290
05/31/22	$11,291	$11,375
06/30/22	$10,171	$10,319
07/31/22	$10,563	$10,834
08/31/22	$10,230	$10,319
09/30/22	$9,196	$9,354
10/31/22	$9,767	$9,857
11/30/22	$10,895	$10,967
12/31/22	$10,777	$10,976
01/31/23	$11,573	$11,864
02/28/23	$11,204	$11,617
03/31/23	$11,466	$11,905
04/30/23	$11,739	$12,241
05/31/23	$11,192	$11,723
06/30/23	$11,622	$12,256
07/31/23	$11,997	$12,653
08/31/23	$11,767	$12,168
09/30/23	$11,452	$11,753
10/31/23	$11,016	$11,276
11/30/23	$11,828	$12,323
12/31/23	$12,465	$12,977
01/31/24	$12,291	$13,052
02/29/24	$12,303	$13,291
03/31/24	$12,740	$13,728
04/30/24	$12,453	$13,377
05/31/24	$13,089	$13,895
06/30/24	$12,793	$13,670
07/31/24	$13,309	$14,071
08/31/24	$13,737	$14,529
09/30/24	$13,939	$14,663
10/31/24	$13,322	$13,866
11/30/24	$13,385	$13,787
12/31/24	$12,923	$13,474
01/31/25	$13,522	$14,182
02/28/25	$13,808	$14,457
03/31/25	$14,134	$14,398
04/30/25	$14,680	$15,058
05/31/25	$15,292	$15,747
06/30/25	$16,040	$16,094
07/31/25	$15,845	$15,868
08/31/25	$16,666	$16,544
09/30/25	$17,083	$16,861
10/31/25	$17,174	$17,059
11/30/25	$17,434	$17,165
12/31/25	$17,880	$17,680
01/31/26	$18,965	$18,603
02/28/26	$19,822	$19,464

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional 3 Class	43.55	10.96	8.94
MSCI EAFE Index (Net)	34.63	10.78	8.70

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,021,194,322
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 7,992,678
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,021,194,322
Total number of portfolio holdings	128
Management services fees (represents 0.84% of Fund average net assets)	$7,992,678
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.3%
United States	9.8%
Netherlands	8.0%
United Kingdom	6.6%
France	6.6%
Australia	5.1%
Canada	4.9%
Italy	3.1%
Greece	2.7%
Taiwan	2.6%
Other	27.0%

Equity Sector Allocation

Table Summary
Financials	19.3%
Industrials	14.4%
Information Technology	13.9%
Consumer Discretionary	9.7%
Consumer Staples	9.6%
Health Care	9.5%
Energy	8.6%
Materials	8.1%
Communication Services	2.1%
Utilities	1.4%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
Northern Star Resources Ltd.	2.3%
ING Groep NV	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
Primo Brands Corp., Class A	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
AXA SA	1.9%
Shell PLC	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
ASM International NV	1.8%

Material Fund Change [Text Block]
C000198589
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional Class
Trading Symbol	COSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$113	0.93%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, energy and financials sectors boosted the Fund’s relative performance during the annual period.

Allocations | A smaller allocation to the communication services sector and larger allocations to the energy and information technology sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a Korean technology company; Energy Fuels, an American rare earths and uranium company; Impala Platinum, a South African platinum miner; and an overweight in Northern Star Resources, an Australian gold miner, contributed to the Fund’s relative performance during the annual period. Not owning SAP, a German software company, was also a top contributor to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the consumer staples, real estate and communication services sectors hurt the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the industrials and utilities sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Flutter Entertainment, an Irish-American gambling company; Primo Brands, a Canadian-American beverage company; and Burford Capital, a litigation finance company, were top detractors from the Fund’s relative performance during the annual period. An overweight in Check Point Software Technologies, an Israeli cybersecurity company, and a zero weight in ASML, a Dutch semiconductor company, were also top detractors from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Core Fund Institutional Class ($19,617)	MSCI EAFE Index (Net) ($19,464)
03/05/18	$10,000	$10,000
03/31/18	$9,960	$10,012
04/30/18	$10,030	$10,241
05/31/18	$9,980	$10,010
06/30/18	$9,790	$9,888
07/31/18	$9,860	$10,131
08/31/18	$9,620	$9,936
09/30/18	$9,760	$10,022
10/31/18	$9,030	$9,224
11/30/18	$9,030	$9,213
12/31/18	$8,426	$8,765
01/31/19	$9,225	$9,342
02/28/19	$9,478	$9,580
03/31/19	$9,498	$9,640
04/30/19	$9,720	$9,911
05/31/19	$9,124	$9,435
06/30/19	$9,645	$9,995
07/31/19	$9,472	$9,868
08/31/19	$9,380	$9,612
09/30/19	$9,635	$9,888
10/31/19	$10,001	$10,243
11/30/19	$10,205	$10,359
12/31/19	$10,563	$10,695
01/31/20	$10,279	$10,472
02/29/20	$9,460	$9,525
03/31/20	$7,778	$8,254
04/30/20	$8,619	$8,787
05/31/20	$9,176	$9,170
06/30/20	$9,484	$9,482
07/31/20	$9,696	$9,703
08/31/20	$10,142	$10,202
09/30/20	$9,940	$9,937
10/31/20	$9,505	$9,540
11/30/20	$10,874	$11,019
12/31/20	$11,476	$11,531
01/31/21	$11,347	$11,408
02/28/21	$11,723	$11,664
03/31/21	$12,219	$11,932
04/30/21	$12,498	$12,291
05/31/21	$12,854	$12,692
06/30/21	$12,507	$12,549
07/31/21	$12,573	$12,644
08/31/21	$12,948	$12,867
09/30/21	$12,628	$12,493
10/31/21	$12,717	$12,801
11/30/21	$12,055	$12,205
12/31/21	$12,579	$12,830
01/31/22	$12,264	$12,210
02/28/22	$11,927	$11,994
03/31/22	$11,752	$12,071
04/30/22	$10,960	$11,290
05/31/22	$11,228	$11,375
06/30/22	$10,112	$10,319
07/31/22	$10,502	$10,834
08/31/22	$10,171	$10,319
09/30/22	$9,142	$9,354
10/31/22	$9,698	$9,857
11/30/22	$10,834	$10,967
12/31/22	$10,704	$10,976
01/31/23	$11,484	$11,864
02/28/23	$11,129	$11,617
03/31/23	$11,389	$11,905
04/30/23	$11,662	$12,241
05/31/23	$11,106	$11,723
06/30/23	$11,532	$12,256
07/31/23	$11,917	$12,653
08/31/23	$11,676	$12,168
09/30/23	$11,363	$11,753
10/31/23	$10,941	$11,276
11/30/23	$11,737	$12,323
12/31/23	$12,370	$12,977
01/31/24	$12,196	$13,052
02/29/24	$12,196	$13,291
03/31/24	$12,630	$13,728
04/30/24	$12,345	$13,377
05/31/24	$12,977	$13,895
06/30/24	$12,680	$13,670
07/31/24	$13,193	$14,071
08/31/24	$13,605	$14,529
09/30/24	$13,818	$14,663
10/31/24	$13,205	$13,866
11/30/24	$13,255	$13,787
12/31/24	$12,796	$13,474
01/31/25	$13,403	$14,182
02/28/25	$13,674	$14,457
03/31/25	$13,997	$14,398
04/30/25	$14,539	$15,058
05/31/25	$15,146	$15,747
06/30/25	$15,872	$16,094
07/31/25	$15,691	$15,868
08/31/25	$16,493	$16,544
09/30/25	$16,906	$16,861
10/31/25	$16,997	$17,059
11/30/25	$17,255	$17,165
12/31/25	$17,692	$17,680
01/31/26	$18,754	$18,603
02/28/26	$19,617	$19,464

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional Class	43.47	10.85	8.80
MSCI EAFE Index (Net)	34.63	10.78	8.70

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,021,194,322
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 7,992,678
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,021,194,322
Total number of portfolio holdings	128
Management services fees (represents 0.84% of Fund average net assets)	$7,992,678
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.3%
United States	9.8%
Netherlands	8.0%
United Kingdom	6.6%
France	6.6%
Australia	5.1%
Canada	4.9%
Italy	3.1%
Greece	2.7%
Taiwan	2.6%
Other	27.0%

Equity Sector Allocation

Table Summary
Financials	19.3%
Industrials	14.4%
Information Technology	13.9%
Consumer Discretionary	9.7%
Consumer Staples	9.6%
Health Care	9.5%
Energy	8.6%
Materials	8.1%
Communication Services	2.1%
Utilities	1.4%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
Northern Star Resources Ltd.	2.3%
ING Groep NV	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
Primo Brands Corp., Class A	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
AXA SA	1.9%
Shell PLC	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
ASM International NV	1.8%

Material Fund Change [Text Block]